Fair Value Of Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	79.20%	82.00%	82.00%
Risk free interest rate	0.68%	1.20%	1.40%
Expected life of options (years)	4 years 1 month 28 days	3 years 5 months 19 days	3 years 8 months 9 days
Weighted average fair value per share of options granted during the period	$ 6.84	$ 10.40	$ 4.34
Common Stock Class L [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Expected dividend yield	0.00%
Expected stock price volatility	79.20%
Risk free interest rate	0.68%
Expected life of options (years)	4 years 1 month 28 days
Weighted average fair value per share of options granted during the period	$ 291.83